STF Tactical Growth & Income ETF
Schedule of Investments
December 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 48.4%
Accommodation — 0.2%
Marriott International, Inc. - Class A	382	$56,876

Administrative and Support Services — 0.9%
Atlassian Corp. PLC - Class A (a)	180	23,162
Baker Hughes Co.	1,198	35,377
Booking Holdings, Inc. (a)	48	96,733
PayPal Holdings, Inc. (a)	1,372	97,714
		252,986
Apparel Manufacturing — 0.2% (c)
Lululemon Athletica, Inc. (a)(b)	148	47,416

Beverage and Tobacco Product Manufacturing — 1.6%
Keurig Dr. Pepper, Inc.	1,703	60,729
Monster Beverage Corp. (a)	630	63,964
PepsiCo, Inc.	1,658	299,534
		424,227
Broadcasting (except Internet) — 0.9%
Comcast Corp. - Class A	5,194	181,634
Sirius XM Holdings, Inc.	4,675	27,302
Warner Bros Discovery, Inc. (a)	2,905	27,540
		236,476
Chemical Manufacturing — 2.5%
Amgen, Inc.	642	168,615
AstraZeneca PLC - ADR (b)	736	49,901
Biogen, Inc. (a)	173	47,907
Gilead Sciences, Inc.	1,508	129,462
Moderna, Inc. (a)	462	82,984
Regeneron Pharmaceuticals (a)	129	93,072
Seagen, Inc. (a)	227	29,172
Vertex Pharmaceuticals, Inc. (a)	310	89,522
		690,635
Clothing and Clothing Accessories Stores — 0.4% (c)
Charter Communications, Inc. - Class A (a)	188	63,751
Ross Stores, Inc.	419	48,633
		112,384
Computer and Electronic Product Manufacturing — 17.1%
Advanced Micro Devices, Inc. (a)	1,936	125,395
Alphabet, Inc. - Class A (a)	5,629	496,647
Alphabet, Inc. - Class C (a)	5,631	499,639
Analog Devices, Inc.	613	100,550
Apple, Inc.	11,879	1,543,439
Broadcom, Inc.	488	272,855
Cisco Systems, Inc.	4,947	235,675
Enphase Energy, Inc. (a)	166	43,983
Fortinet, Inc. (a)	942	46,054
GLOBALFOUNDRIES, Inc. (a)	655	35,298
IDEXX Laboratories, Inc. (a)	101	41,204
Illumina, Inc. (a)	191	38,620
Intel Corp.	4,956	130,987
Lam Research Corp.	165	69,350
Marvell Technology, Inc.	1,028	38,077
Microchip Technology, Inc.	663	46,576
Micron Technology, Inc.	1,304	65,174
NVIDIA Corp.	2,949	430,967
NXP Semiconductors (b)	312	49,305
QUALCOMM, Inc.	1,351	148,529
Texas Instruments, Inc.	1,091	180,255
		4,638,578
Data Processing, Hosting and Related Services — 1.0%
Airbnb, Inc. - Class A (a)	480	41,040
Automatic Data Processing, Inc.	501	119,669
Fiserv, Inc. (a)	765	77,319
Verisk Analytics, Inc.	189	33,343
		271,371
Food Manufacturing — 0.6%
Mondelez International, Inc. - Class A	1,645	109,639
The Kraft Heinz Co.	1,475	60,048
		169,687
Food Services and Drinking Places — 0.7%
Cintas Corp.	123	55,549
Starbucks Corp.	1,383	137,194
		192,743
General Merchandise Stores — 1.0%
Costco Wholesale Corp.	533	243,314
Dollar Tree, Inc. (a)	268	37,906
		281,220
Health and Personal Care Stores — 0.1%
Walgreens Boots Alliance, Inc.	1,041	38,892

Machinery Manufacturing — 0.8%
Applied Materials, Inc.	1,035	100,788
ASML Holding - ADR (b)	108	59,011
KLA Corp.	171	64,472
		224,271
Management of Companies and Enterprises — 0.1%
Rivian Automotive, Inc. Class A (a)	1,098	20,236

Merchant Wholesalers, Durable Goods — 0.2%
Copart, Inc. (a)	575	35,012
Fastenal Co.	689	32,603
		67,615
Miscellaneous Manufacturing — 0.7%
Align Technology, Inc. (a)	96	20,246
Dexcom, Inc. (a)	466	52,770
Intuitive Surgical, Inc. (a)	427	113,305
		186,321
Motor Vehicle and Parts Dealers — 0.2%
O'Reilly Automotive, Inc. (a)	76	64,146

Nonstore Retailers — 3.5%
Amazon.com, Inc. (a)	9,444	793,296
eBay, Inc.	654	27,121
JD.com, Inc. - ADR (b)	588	33,005
MercadoLibre, Inc. (a)(b)	61	51,621
Pinduoduo, Inc. - ADR (a)(b)	568	46,320
		951,363
Other Information Services — 1.3%
CoStar Group, Inc. (a)	489	37,790
Meta Platforms, Inc. - Class A (a)	2,699	324,798
		362,588
Professional, Scientific, and Technical Services — 0.7%
Cognizant Technology Solutions - Class A	620	35,458
Palo Alto Networks, Inc. (a)	363	50,653
Paychex, Inc.	435	50,269
Workday, Inc. - Class A (a)	244	40,828
Zscaler, Inc. (a)	174	19,471
		196,679
Publishing Industries (except Internet) — 8.6%
Activision Blizzard, Inc.	942	72,110
Adobe Systems, Inc. (a)	560	188,457
ANSYS, Inc. (a)	107	25,850
Autodesk, Inc. (a)	260	48,586
Cadence Design Systems, Inc. (a)	332	53,332
Crowdstrike Holdings, Inc. - Class A (a)	264	27,797
Datadog, Inc. - Class A (a)	353	25,946
Electronic Arts, Inc.	334	40,808
Intuit, Inc.	339	131,946
Microsoft Corp.	6,888	1,651,880
Synopsys, Inc. (a)	184	58,749
		2,325,461
Rail Transportation — 0.3%
CSX Corp.	2,525	78,225

Rental and Leasing Services — 0.6%
Netflix, Inc. (a)	538	158,645

Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.1%
Lucid Group, Inc.(a)	2,020	13,797

Support Activities for Mining — 0.1%
Diamondback Energy, Inc.	213	29,134

Telecommunications — 0.8%
T-Mobile U.S., Inc. (a)	1,496	209,440
Zoom Video Communications, Inc. - Class A (a)	296	20,051
		229,491
Transportation Equipment Manufacturing — 2.1%
Honeywell International, Inc. (a)	809	173,369
PACCAR, Inc.	419	41,469
Tesla, Inc. (a)	2,919	359,562
		574,400
Truck Transportation — 0.1%
Old Dominion Freight Line, Inc.	133	37,743

Utilities — 0.7%
American Electric Power Co., Inc.	625	59,344
Constellation Energy Corp.	396	34,139
Exelon Corp.	1,198	51,789
Xcel Energy, Inc.	660	46,273
		191,545
TOTAL COMMON STOCKS (Cost $14,090,924)		13,125,151

	Principal Amounts	Value
U.S. GOVERNMENT OBLIGATIONS — 51.3%
U.S. Treasury Notes — 51.3%
0.125%, 07/15/2023	1,435,000	$1,400,170
0.125%, 07/31/2023	1,435,000	1,397,259
0.125%, 08/15/2023	1,435,000	1,395,299
0.125%, 08/31/2023	1,435,000	1,391,714
0.125%, 10/15/2023	1,435,000	1,384,435
0.375%, 10/31/2023	1,435,000	1,383,878
2.875%, 10/31/2023	1,435,000	1,413,588
0.250%, 11/15/2023	1,435,000	1,379,900
2.125%, 11/30/2023	1,435,000	1,401,541
0.750%, 12/31/2023	1,435,000	1,379,481
TOTAL U.S. TREASURY NOTES (Cost $13,930,988)		13,927,265

Total Investments — (Cost $28,021,912) - 99.7%		27,052,416
Other assets and liabilities, net — 0.3%		72,009
TOTAL NET ASSETS — 100.0%		$27,124,425

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.

Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$13,125,151	$-	$-	$13,125,151
U.S. Treasury Notes	-	13,927,265	-	13,927,265
Total Investments - Assets	$13,125,151	$13,927,265	$-	$27,052,416

* See the Schedule of Investments for industry classifications.